MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 87,310	$ 45,281
Gross unrealized losses, less than one year	(984)	(1,132)
Gross unrealized gains, less than one year	46	31
Market Value, less than one year	86,372	44,180
Adjusted cost, over one year through three years	33,191	94,327
Gross unrealized losses, over one year through three years	(396)	(4,451)
Gross unrealized gains, over one through three years	50	0
Market Value, over one year through three years	32,845	89,876
Adjusted cost, greater than three years	288	289
Gross unrealized losses, greater than three years	(2)	(17)
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	286	272
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	36,891	18,642
Gross unrealized losses, less than one year	(312)	(537)
Gross unrealized gains, less than one year	45	0
Market Value, less than one year	36,624	18,105
Adjusted cost, over one year through three years	16,883	16,451
Gross unrealized losses, over one year through three years	(132)	(1,018)
Gross unrealized gains, over one through three years	38	0
Market Value, over one year through three years	16,789	15,433
Adjusted cost, greater than three years	288	0
Gross unrealized losses, greater than three years	(2)	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	286	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	50,419	26,639
Gross unrealized losses, less than one year	(672)	(595)
Gross unrealized gains, less than one year	1	31
Market Value, less than one year	49,748	26,075
Adjusted cost, over one year through three years	16,308	77,876
Gross unrealized losses, over one year through three years	(264)	(3,433)
Gross unrealized gains, over one through three years	12	0
Market Value, over one year through three years	16,056	74,443
Adjusted cost, greater than three years	0	289
Gross unrealized losses, greater than three years	0	(17)
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	$ 0	$ 272